Revenue - Disaggregation of revenue, timing of contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 8,341	$ 8,688	$ 16,371
Internal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	3,560	6,064	2,110
Controlled Founded Entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	2,726	2,487	14,233
Parent Company And Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	2,054	137	29
Transferred at a point in time – Licensing Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	2,054	0	12,000
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 6,286	$ 8,688	4,371
Transferred over time | Controlled Founded Entities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue			$ 2,233